Revenue (Details) - Schedule of deferred contract cost activity - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Schedule of deferred contract cost activity [Abstract]
Deferred contract costs Beginning Balance	$ 301
Additions	112	$ 512
Amortized costs	(113) [1]	(479) [2]
Deferred contract costs Ending Balance	$ 300	$ 301

[1]	Includes contract costs amortized to sales and marketing expense during the period.
[2]	Includes contract costs amortized to sales and marketing expense during the period.